As filed with the U.S. Securities and Exchange Commission on November 10, 2026

File No. 333-298385

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	2	/X/
Post-Effective Amendment No.		/ /

(Check appropriate box or boxes)

NOMURA ETF TRUST II
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.
Jana Cresswell, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8099
(215) 564-8048

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered: Nomura Tax-Free California ETF. No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Information Statement/Prospectus
4.	Part B – Statement of Additional Information
5.	Part C – Other Information
6.	Signatures
7.	Exhibits

PART A – INFORMATION STATEMENT/PROSPECTUS
Part A, the amended Information Statement/Prospectus dated November 5, 2026, was filed pursuant to Rule N-14/A (SEC Accession No. 0002071844-26-001829) on November 5, 2026, and is incorporated herein by reference.

PART B – STATEMENT OF ADDITIONAL INFORMATION
Part B, the amended Statement of Additional Information dated November 5, 2026, was filed pursuant to Rule N-14/A (SEC Accession No. 0002071844-26-001829) on November 5, 2026, and is incorporated herein by reference.

PART C
(Nomura ETF Trust II)

OTHER INFORMATION

Item 15.	Indemnification.

Reference is made to Section 8 of the Distribution Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 73, File No. 033-11235, filed July 13, 2026. Reference is also made to Article VII, Section 2 of the Registrant’s Amended and Restated Agreement and Declaration of Trust (May 20, 2026), incorporated into this filing by reference to Post-Effective Amendment No. 73, File No. 033-11235, filed July 13, 2026, which provides for indemnification and limitation of liability of the Trustees and officers of the Registrant.

In addition, reference is made to Article VI of the Amended and Restated By-Laws (May 20, 2026), incorporated into this filing by reference to Post-Effective Amendment No. 73, File No. 033-11235, filed July 13, 2026, which provides that the Registrant will indemnify the Trustees, officers, employees and other agents of Registrant, subject to certain limitations. Reference is also made to Section 3817 of the Delaware Statutory Trust Act.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(1)	Copies of the charter of the Registrant as now in effect.

(a)
Amended and Restated Agreement and Declaration of Trust (May 20, 2026), incorporated into this filing by reference to Post-Effective Amendment No. 73 filed on July 13, 2026 by the Registrant (File No. 033-11235).

(b) Certificate of Trust (December 17, 1998), incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

(i)
Certificate of Amendment to the Certificate of Trust (May 18, 2026), incorporated into this filing by reference to Post-Effective Amendment No. 73 filed on July 13, 2026 by the Registrant (File No. 033-11235).

	(2)	By-Laws.

Amended and Restated By-Laws (May 20, 2026), incorporated into this filing by reference to Post-Effective Amendment No. 73 filed on July 13, 2026 by the Registrant (File No. 033-11235).

	(3)	Voting Trust Agreements. Not applicable.

(4)	Agreement of Reorganization.

Form of Agreement and Plan of Reorganization, incorporated by reference to the Registrant’s Registration Statement on Form N-14, SEC File No. 333-298385, filed November 5, 2026.

(5)	Instruments Defining Rights of Security Holders. None other than those contained in Exhibits (1) and (2).

(6)	Investment Advisory Contracts.

(a)
Investment Management Agreement (July 13, 2026) between Delaware Management Company (a series of Nomura Investment Management Business Trust) and the Registrant, incorporated into this filing by reference to Post-Effective Amendment No. 73 filed on July 13, 2026 by the Registrant (File No. 033-11235).

(i) Amendment No. 1 (November 4, 2026) to the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 77 filed October 26, 2026.

(b)
Investment Advisory Expense Limitation Letter (July 13, 2026) from Delaware Management Company (a series of Nomura Investment Management Business Trust) relating to the Nomura Strategic Income ETF and Nomura Small and Mid Cap ETF incorporated into this filing by reference to Post-Effective Amendment No. 73 filed July 13, 2026.

(c)
Sub-Advisory Agreement (April 30, 2026) between Delaware Management Company (a series of Nomura Investment Management Business Trust) and Nomura Corporate Research and Asset Management Inc. incorporated into this filing by reference to Post-Effective Amendment No. 213 filed on July 29, 2026 by Ivy Funds (File No. 033-06569).

(i)
Amendment No. 1 to the Sub-Advisory Agreement (April 30, 2026) between Delaware Management Company (a series of Nomura Investment Management Business Trust) and Nomura Corporate Research and Asset Management Inc incorporated into this filing by reference to Post-Effective Amendment No. 74 filed August 12, 2026.

(ii)
Amendment No. 2 (July 13, 2026) to the Sub-Advisory Agreement between Delaware Management Company (a series of Nomura Investment Management Business Trust) and Nomura Corporate Research and Asset Management Inc. incorporated into this filing by reference to Post-Effective Amendment No. 213 filed on July 29, 2026 by Ivy Funds (File No. 033-06569).

(iii)
Amendment No. 3 (July 13, 2026) to the Sub-Advisory Agreement between Delaware Management Company (a series of Nomura Investment Management Business Trust) and Nomura Corporate Research and Asset Management Inc. incorporated into this filing by reference to Post-Effective Amendment No. 77 filed October 26, 2026.

(d)
Investment Advisory Expense Limitation Letter (October 21, 2026) from Delaware Management Company (a series of Nomura Investment Management Business Trust) the Nomura Diversified Income ETF, Nomura Limited-Term Diversified Income ETF and Nomura Tax-Free California ETF incorporated into this filing by reference to Post-Effective Amendment No. 77 filed October 26, 2026.

(7)	Underwriting Contracts.

(a)
ETF Distribution Agreement (July 13, 2026) between the Registrant and Foreside Financial Services, LLC, incorporated into this filing by reference to Post-Effective Amendment No. 73 filed on July 13, 2026 by the Registrant (File No. 033-11235).

(b)
ETF Distribution Services Agreement (July 13, 2026) between Delaware Management Company, a series of Nomura Investment Management Business Trust, and Foreside Financial Services, LLC, incorporated into this filing by reference to Post-Effective Amendment No. 73 filed on July 13, 2026 by the Registrant (File No. 033-11235).

	(c)	Form of Authorized Participant Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 73 filed on July 13, 2026 by the Registrant (File No. 033-11235).

(8)	Bonus or Profit Sharing Contracts. Not applicable.

(9)	Custodian Agreements.

(a)
Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant, incorporated into this filing by reference to Post-Effective Amendment No. 92 filed on April 28, 2023 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(i)
Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(ii)
Amendment No. 4 (July 19, 2019) to Mutual Fund Custody and Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(iii)
Amendment No. 5 (December 31, 2021) to Mutual Fund Custody and Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(iv)
Amendment No. 6 (December 31, 2021) to Mutual Fund Custody and Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023 by Ivy Variable Insurance Portfolios (File No. 033-11466).

	(v)	Amendment No. 7 (June 30, 2024) to Mutual Fund Custody and Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed April 29, 2025.

(vi)
Amendment No. 8 (April 1, 2025) to Mutual Fund Custody and Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 108 filed on February 26, 2026 by Delaware Pooled Trust (File No. 033-40991).

(vii)
Amendment No. 9 (April 25, 2025) to Mutual Fund Custody and Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 108 filed on February 26, 2026 by Delaware Pooled Trust (File No. 033-40991).

(viii)
Amendment No. 10 (December 1, 2025) to Mutual Fund Custody and Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 108 filed on February 26, 2026 by Delaware Pooled Trust (File No. 033-40991).

(ix)
Amendment No. 11 (July 8, 2026) to Mutual Fund Custody and Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 73 filed on July 13, 2026 by the Registrant (File No. 033-11235).

	(x)	Amendment No. 12 (October 7, 2026) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 77 filed October 26, 2026.

(b)
Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant, incorporated into this filing by reference to Post-Effective Amendment No. 35 filed on December 28, 2007 by Delaware Group Tax-Free Fund (File No. 002-86606).

(i)
Amendment (September 22, 2009) to the Securities Lending Authorization Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 40 filed on October 29, 2010 by Delaware Group Tax-Free Fund (File No. 002-86606).

(ii)
Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement, incorporated into this filing by reference to the Post-Effective Amendment No. 40 filed on October 29, 2010 by Delaware Group Tax-Free Fund (File No. 002-86606).

(iii)
Amendment No. 3 (October 12, 2010) to the Securities Lending Authorization Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 97 filed on January 28, 2026 by Delaware Group Equity Funds IV (File No. 033-00442).

(iv)
Amendment No. 4 (December 17, 2015) to the Securities Lending Authorization Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 97 filed on January 28, 2026 by Delaware Group Equity Funds IV (File No. 033-00442).

(v)
Amendment No. 5 (August 10, 2016) to the Securities Lending Authorization Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 97 filed on January 28, 2026 by Delaware Group Equity Funds IV (File No. 033-00442).

(vi)
Amendment No. 6 (November 14, 2019) to the Securities Lending Authorization Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 97 filed on January 28, 2026 by Delaware Group Equity Funds IV (File No. 033-00442).

(vii)
Amendment (December 3, 2020) to the Securities Lending Authorization Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 97 filed on January 28, 2026 by Delaware Group Equity Funds IV (File No. 033-00442).

(viii)
Amendment No. 8 (December 1, 2025) to the Securities Lending Authorization Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 97 filed on January 28, 2026 by Delaware Group Equity Funds IV (File No. 033-00442).

(ix) Amendment No. 9 to the Securities Lending Authorization Agreement to be filed by amendment.

(10)	Rule 12b-1 Plan. Not applicable.

(11)	Opinion and consent of counsel regarding legality and issuance of shares and other matters.

(a)
Opinion and Consent of Counsel Regarding Legality and Issuance of Shares and Other Matters (November 5, 2026), incorporated by reference to the Registrant’s Registration Statement on Form N-14, SEC File No. 333-298385, filed November 5, 2026.

(12)	Opinion and consent of counsel regarding tax matters. To be filed by amendment.

(13)	Other material contracts.

(a)
Transfer Agency and Service Agreement (July 8, 2026) between The Bank of New York Mellon and the Registrant, incorporated into this filing by reference to Post-Effective Amendment No. 73 filed on July 13, 2026 by the Registrant (File No. 033-11235).

(i) Amendment No. 1 (October 7, 2026) to Transfer Agency and Service Agreement incorporated into this filing by reference to Post-Effective Amendment No. 77 filed October 26, 2026.

(b)
Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant, incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(i)
Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(ii)
Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(iii)
Amendment No. 3 (December 31, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(iv)
Amendment No. 4 (January 31, 2022) to Amended and Restated Fund Accounting and Financial Administration Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(v)
Amendment No. 5 (effective May 31, 2024) to Amended and Restated Fund Accounting and Financial Administration Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed April 29, 2025 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(vi)
Amendment No. 6 (July 30, 2024) to Amended and Restated Fund Accounting and Financial Administration Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed April 29, 2025 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(vii)
Amendment No. 7 (April 1, 2025) to Amended and Restated Fund Accounting and Financial Administration Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed April 29, 2025 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(viii)
Amendment No. 8 (April 25, 2025) to Amended and Restated Fund Accounting and Financial Administration Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 105 filed April 29, 2026 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(ix)
Amendment No. 9 (December 1, 2025) to Amended and Restated Fund Accounting and Financial Administration Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 105 filed April 29, 2026 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(x)
Amendment No. 10 (July 8, 2026) to Amended and Restated Fund Accounting and Financial Administration Services Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 73 filed on July 13, 2026 by the Registrant (File No. 033-11235).

(xi) Amendment No. 11 (October 7, 2026) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 77 filed October 26, 2026.

(c)
Fund Accounting and Financial Administration Oversight Agreement (December 1, 2025) between Delaware Investments Fund Services Company and the Registrant, incorporated into this filing by reference to Post-Effective Amendment No. 105 filed on April 29, 2026 by Ivy Variable Insurance Portfolios (File No. 033-11466).

(i)
Amendment No. 1 (July 2026) to Fund Accounting and Financial Administration Oversight Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 73 filed on July 13, 2026 by the Registrant (File No. 033-11235).

(14)	Other consents relied upon.

	(a)	Consent of independent registered public accounting firm Cohen & Company, Ltd., is filed herewith as Exhibit EX-99.14.a.

	(b)	Consent of independent registered public accounting firm PricewaterhouseCoopers LLP is filed herewith as Exhibit EX-99.14.b.

(15)	Financial statements. Not applicable.

(16)	Powers of Attorney (August 12, 2026), incorporated by reference to the Registrant’s Registration Statement on Form N-14, SEC File No. 333-298385, filed August 17, 2026.

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania on this 10th day of November, 2026.

NOMURA ETF TRUST II

By:	Shawn K. Lytle
Shawn K. Lytle
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Shawn K. Lytle		President/Chief Executive Officer	November 10, 2026
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	November 10, 2026
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	November 10, 2026
Ann D. Borowiec

Joseph W. Chow	*	Trustee	November 10, 2026
Joseph W. Chow

John A. Fry	*	Trustee	November 10, 2026
John A. Fry

Joseph Harroz, Jr.	*	Trustee	November 10, 2026
Joseph Harroz, Jr.

Sandra A.J. Lawrence	*	Trustee	November 10, 2026
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	November 10, 2026
Frances A. Sevilla-Sacasa

Brian A. Swain	*	Trustee	November 10, 2026
Brian A. Swain

Thomas K. Whitford	*	Chair and Trustee	November 10, 2026
Thomas K. Whitford

Christianna Wood	*	Trustee	November 10, 2026
Christianna Wood

Richard Salus		Senior Vice President/Chief Financial Officer	November 10, 2026
Richard Salus		(Principal Financial Officer/Chief Accounting Officer/Controller)

*By:	/s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Exhibits
to
Form N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Nomura ETF Trust II N-14)

Exhibit No.	Exhibit
EX-99.14.a	Consent of Cohen & Co.
EX-99.14.b	Consent of PricewaterhouseCoopers LLP